Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Revenues
Revenues	$ 6,150	$ 5,990
Costs
Purchased power (includes $1,648 related party costs; 2017 - $1,594) (Note 26)	2,899	2,875
Operation, maintenance and administration (Note 26)	1,105	1,066
Depreciation, amortization and asset removal costs (Note 5)	837	817
Total costs	4,841	4,758
Income before financing charges and income taxes	1,309	1,232
Financing charges (Note 6)	459	439
Income before income taxes	850	793
Income taxes (Note 7)	915	111
Net income (loss)	(65)	682
Other comprehensive income	4	1
Comprehensive income (loss)	(61)	683
Net income (loss) attributable to:
Noncontrolling interest (Note 25)	6	6
Preferred shareholder	18	18
Common shareholder	(89)	658
Net income (loss)	(65)	682
Comprehensive income (loss) attributable to:
Noncontrolling interest (Note 25)	6	6
Common shareholder	$ (85)	$ 659
Earnings per common share (Note 23)
Basic (in dollars per share)	$ (0.15)	$ 1.11
Diluted (in dollars per share)	(0.15)	1.10
Dividends per common share declared (Note 22) (in dollars per share)	$ 0.91	$ 0.87
Distribution [Member]
Revenues
Revenues	$ 4,422	$ 4,366
Transmission [Member]
Revenues
Revenues	1,686	1,578
Other Revenue [Member]
Revenues
Revenues	$ 42	$ 46